RESTRICTED ASSETS	12 Months Ended
Dec. 31, 2023
RESTRICTED ASSETS
RESTRICTED ASSETS

21.    RESTRICTED ASSETS

As of December 31, 2023 and 2022, the following Grupo Supervielle’s assets are restricted:

Item	12/31/2023	12/31/2022
Financial assets in guarantee
Special guarantee accounts in the Argentine Central Bank	21,763,021	32,058,218
Guarantee deposits for currency forward transactions	11,193,935	8,419,865
Guarantee deposits for credit cards transactions	2,676,321	3,109,343
Other guarantee deposits	9,776,635	1,469,103
	45,409,912	45,056,529